Statement of Operations	1 Months Ended
Jun. 30, 2023 USD ($)
Investment income
Interest income	$ 6,374,101
Total investment income	6,374,101
Expenses
Interest expense	2,489,584
Total expenses	2,489,584
Net investment income	3,884,517
Net realized gain (loss) on:
Foreign currency transactions	(93,444)
Net realized gain (loss) on investment transactions	(93,444)
Net change in unrealized appreciation (depreciation) on:
Investments	(190,786)
Translation of assets and liabilities in foreign currencies	17,465
Net change in unrealized appreciation (depreciation) on investment transactions	(173,321)
Net gain (loss) on investment transactions	(266,765)
Net increase (decrease) in net assets resulting from operations	$ 3,617,752